Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits [Abstract]
Seafaring crew	$ 167,275	$ 163,462	$ 167,098	$ 167,098
Shore-based staff	50,605	42,816	$ 37,766	37,766
Employee benefits	$ 217,880	$ 206,278		$ 204,864